Document and Entity Information	6 Months Ended
Mar. 28, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 28, 2014
Trading Symbol	ARMK
Entity Registrant Name	ARAMARK HOLDINGS CORP
Entity Central Index Key	0001584509
Entity Filer Category	Non-accelerated Filer